Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties	Jun. 30, 2012 Discontinued Investment properties properties	Dec. 31, 2011 Discontinued Investment properties properties	Dec. 31, 2010 Discontinued Investment properties	Dec. 31, 2009 Discontinued Investment properties	Jan. 31, 2009 Wisner-Milwaukee Plaza	Feb. 28, 2009 Western-Howard Plaza	Apr. 30, 2009 Montgomery Plaza	Apr. 30, 2009 Lake Park Plaza (partial)	Aug. 31, 2011 Park Center Plaza (partial)	Apr. 30, 2010 Park Center Plaza (partial)	Aug. 31, 2010 Springboro Plaza	Sep. 30, 2010 Northgate Center	Nov. 30, 2010 Homewood Plaza	Feb. 28, 2011 Schaumburg Golf Road Retail	Oct. 31, 2011 Rose Plaza East & West	Oct. 31, 2011 Orland Park Retail
Discontinued Operations
Number of investment properties sold	10	10	10	2
Number of portion of investment properties sold	3
Summary of the properties sold, date of sale, indebtedness repaid, approximate sales proceeds, net of closing costs, gain on sale and whether the sale qualified as part of a tax deferred exchange
Indebtedness repaid														$ 5,510	$ 6,211
Sales Proceeds (net of closing costs)	10,796	46,868	7,712					3,679	1,709	193	1,618	2,977	829	6,790	1,726	2,375	2,090	4,899	920
Gain (loss) on Sale	1,510	1,490	2,009					1,883	117		8	358	521	230	(9)	1,108	197	895	59
Assets related to discontinued operations	260	264
Liabilities related to discontinued operations	66	38
Income (loss) from discontinued operations	(302)	2,132	3,415
Number of investment properties sold	10	10	10	2
Number of investment properties held for sale					1
Increase (Decrease) to income from discontinued operations					$ (2,246)	$ 294	$ 242